Classification of Financial Instruments - Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
At beginning of year	£ 143	£ 133
Exchange differences	2	(5)
Acquisition of investments and other receivable	9	8
Disposal of investments	0	(7)
Reclassification out of level 3	(6)
At end of year	141	143
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
At beginning of year	23
Disposal of investments		(3)
Fair value movements	(2)	1
At end of year	28	23
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	(11)	13
Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
At beginning of year	155	136
Exchange differences	2	(5)
Acquisition of investments and other receivable	9	20
Repayments	0	(3)
Disposal of investments	0	(7)
Reclassification out of level 3	(6)	0
At end of year	147	155
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	(2)	1
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	(11)	13
Level 3 of fair value hierarchy [member] | Other receivable [member]
Disclosure of financial assets [line items]
At beginning of year	12
Exchange differences	0
Acquisition of investments and other receivable	0
Repayments	0
Disposal of investments	0
Reclassification out of level 3	0
At end of year	12	12
Level 3 of fair value hierarchy [member] | Other receivable [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	0
Level 3 of fair value hierarchy [member] | Other receivable [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	0
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
At beginning of year	143
Exchange differences	2
Acquisition of investments and other receivable	9
Repayments	0
Disposal of investments	0
Reclassification out of level 3	(6)
At end of year	135	£ 143
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	(2)
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	£ (11)